CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statements Of Operations
Revenues:	$ 11,516	$ 209,003	$ 289,130	$ 794,621	$ 701,581	$ 213,963
Operating expenses:
Cost of revenues					180,427	57,611
Advertising	302,809	121,642	865,052	679,061	985,342	717,773
Payroll and related expenses	811,775	478,775	2,732,911	1,714,819	2,112,879	1,381,071
Stock based compensation	5,510,554	613,353	19,882,527	2,306,662	7,380,431	2,722,662
Other general and administrative expenses	908,392	880,441	3,835,470	2,094,829	3,644,881	1,459,946
Total operating expense	7,533,530	2,094,211	27,315,960	6,795,371	14,303,960	6,339,063
Loss from operations	(7,522,014)	(1,885,208)	(27,026,830)	(6,000,750)	(13,602,379)	(6,125,100)
Other income (expense):
Gain on sale of securities			75,000
Gain / Loss on change in fair value of derivative liabilities	634,073	1,006,358	986,058	1,320,654	(581,912)	(2,236,401)
Interest expense	(189,125)	(2,573,814)	(189,125)	(3,575,008)	(3,845,833)	(111,397)
Total other income (expense):	444,948	(1,567,456)	871,933	(2,254,354)	(4,427,745)	(2,347,798)
Net loss before income taxes	(7,077,066)	(3,452,664)	(26,154,897)	(8,255,104)	(18,030,124)	(8,472,898)
Provision of income taxes (benefit)
NET LOSS	$ (7,077,066)	$ (3,452,664)	$ (26,154,897)	$ (8,255,104)	$ (18,030,124)	$ (8,472,898)
Net loss per common share-basic and diluted	$ (0.07)	$ (0.07)	$ (0.28)	$ (0.17)	$ (0.34)	$ (0.19)
Weighted average number of common shares outstanding-basic and diluted	104,274,253	51,083,084	92,196,637	48,916,198	53,151,429	43,834,157